Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 108,105,476.92
Previously Paid Amount	0.00
Total Fee Amount	9,405.18
Total Offset Amount	0.00
Net Fee	$ 9,405.18